Exhibit 99.1

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	April 2016
Distribution Date	05/16/16
Transaction Month	32
30/360 Days	30
Actual/360 Days	31

I.  ORIGINAL DEAL PARAMETERS

Cut off Date:	August 17, 2013
Closing Date:	September 18, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,341,935,073.70	70,050	3.55%	58.76
Original Adj. Pool Balance:		$1,294,029,653.21

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$250,000,000.00	18.630%	0.22000%		September 15, 2014
Class A-2 Notes	Fixed	$410,000,000.00	30.553%	0.57000%		June 15, 2016
Class A-3 Notes	Fixed	$419,000,000.00	31.224%	1.01000%		February 15, 2018
Class A-4 Notes	Fixed	$118,630,000.00	8.840%	1.55000%		March 15, 2019
Class B Notes	Fixed	$23,290,000.00	1.736%	2.10000%		March 15, 2019
Class C Notes	Fixed	$34,940,000.00	2.604%	2.48000%		March 15, 2019
Class D Notes	Fixed	$28,470,000.00	2.122%	3.09000%		January 15, 2020
Total Securities		$1,284,330,000.00	95.707%

Overcollateralization		$9,699,653.21	0.723%
YSOA		$47,905,420.49	3.570%
Total Original Pool Balance		$1,341,935,073.70	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$118,214,669.15	0.2821352	$99,074,431.43	0.2364545	$19,140,237.72
Class A-4 Notes	$118,630,000.00	1.0000000	$118,630,000.00	1.0000000	$-
Class B Notes	$23,290,000.00	1.0000000	$23,290,000.00	1.0000000	$-
Class C Notes	$34,940,000.00	1.0000000	$34,940,000.00	1.0000000	$-
Class D Notes	$28,470,000.00	1.0000000	$28,470,000.00	1.0000000	$-
Total Securities	$323,544,669.15	0.2519171	$304,404,431.43	0.2370142	$19,140,237.72

Weighted Avg. Coupon (WAC)	3.43%		3.43%
Weighted Avg. Remaining Maturity (WARM)	29.49		28.60
Pool Receivables Balance	$353,395,006.18		$333,538,061.34
Remaining Number of Receivables	38,172		36,625

Adjusted Pool Balance	$342,955,113.95		$323,814,876.23

III. COLLECTIONS

Principal:
Principal Collections	$19,349,078.34
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$397,600.24
Total Principal Collections	$19,746,678.58

Interest:
Interest Collections	$1,006,959.39
Late Fees & Other Charges	$46,652.63
Interest on Repurchase Principal	$-
Total Interest Collections	$1,053,612.02

Collection Account Interest	$7,389.64
Reserve Account Interest	$1,205.97
Servicer Advances	$-

Total Collections	$20,808,886.21

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Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	April 2016
Distribution Date	05/16/16
Transaction Month	32
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$20,808,886.21
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$20,808,886.21

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$294,495.84	$-	$294,495.84	$294,495.84
Collection Account Interest					$7,389.64
Late Fees & Other Charges					$46,652.63
Total due to Servicer					$348,538.11

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$99,497.35		$99,497.35
Class A-4 Notes		$153,230.42		$153,230.42

Total Class A interest:		$252,727.77		$252,727.77	$252,727.77

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$40,757.50		$40,757.50	$40,757.50

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$72,209.33		$72,209.33	$72,209.33

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,310.25		$73,310.25	$73,310.25

Available Funds Remaining:					$20,021,343.25

9. Regular Principal Distribution Amount:					$19,140,237.72

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$19,140,237.72
Class A-4 Notes				$-
Class A Notes Total:		$19,140,237.72		$19,140,237.72
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$19,140,237.72		$19,140,237.72

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					881,105.53

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$10,439,892.23
Beginning Period Amount	$10,439,892.23
Current Period Amortization	$716,707.12
Ending Period Required Amount	$9,723,185.11
Ending Period Amount	$9,723,185.11
Next Distribution Date Required Amount	$9,035,186.33

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Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	April 2016
Distribution Date	05/16/16
Transaction Month	32
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,235,074.13
Beginning Period Amount	$3,235,074.13
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,235,074.13
Ending Period Amount	$3,235,074.13

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$19,410,444.80	$19,410,444.80	$19,410,444.80
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	5.66%	5.99%	5.99%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.62%	36,120	98.02%	$326,943,261.08
30 - 60 Days	1.14%	418	1.63%	$5,430,534.44
61 - 90 Days	0.21%	76	0.31%	$1,039,914.03
91-120 Days	0.03%	11	0.04%	$124,351.79
121 + Days	0.00%	0	0.00%	$-
Total		36,625		$333,538,061.34

Delinquent Receivables 30+ Days Past Due
Current Period	1.38%	505	1.98%	$6,594,800.26
1st Preceding Collection Period	1.29%	491	1.85%	$6,530,070.88
2nd Preceding Collection Period	1.23%	491	1.84%	$6,929,023.55
3rd Preceding Collection Period	1.67%	680	2.40%	$9,496,549.18
Four-Month Average	1.39%		2.02%

Repossession in Current Period		19		$287,550.26
Repossession Inventory		59		$177,926.49

Current Charge-Offs
Gross Principal of Charge-Offs				$507,866.50
Recoveries				$(397,600.24)
Net Loss				$110,266.26

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.37%

Average Pool Balance for Current Period				$343,466,533.76

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.39%
1st Preceding Collection Period				-0.01%
2nd Preceding Collection Period				0.09%
3rd Preceding Collection Period				0.78%
Four-Month Average				0.31%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	43	1,824	$29,162,029.84
Recoveries	48	1,631	$(17,034,595.96)
Net Loss			$12,127,433.88
Cumulative Net Loss as a % of Initial Pool Balance			0.90%

Net Loss for Receivables that have experienced a Net Loss *	30	1,567	$12,184,100.66
Average Net Loss for Receivables that have experienced a Net Loss			$7,775.43

Principal Balance of Extensions			$1,025,804.84
Number of Extensions			75

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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